Organization and Principal Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Amount of additional paid in capital (in Dollars)			$ 9,513
Basic	335,164,567
Diluted		240,029,717
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests			94.66%
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Class B ordinary shares			32,715,010
Class A ordinary shares			32,715,010
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Class B ordinary shares			207,314,707
Class A ordinary shares			207,314,707